CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling and marketing expenses from related parties	$ 316	¥ 2,199	¥ 700
Interest expense from related parties	227	1,579	824
Cancer screening and detection tests.
Revenue from related parties	$ 97	¥ 683	¥ 639